Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	$ 3,315	$ 7,116	$ 7,061
Financial assets measured at fair value through other comprehensive income
Reclassification of financial assets to Other financial assets measured at amortized cost	(449)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	(103)	40
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	(861)	867	46
Total comprehensive income
Total other comprehensive income	1,311	(4,396)	(2,235)
Total other comprehensive income that may be reclassified to the income statement, net of tax	2,235	(5,260)	(2,368)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(924)	864	132
Total comprehensive income	4,625	2,719	4,826
Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	3,290	7,084	7,032
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	1,747	(869)	(1,046)
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax	(912)	319	492
Foreign currency translation differences on foreign operations reclassified to the income statement	58	32	(1)
Effective portion of changes in fair value of hedging instruments designated as net investment hedges reclassified to the income statement	(28)	(4)	10
Income tax relating to foreign currency translations, including the effect of net investment hedges	(17)	4	35
Subtotal foreign currency translation, net of tax	849	(519)	(510)
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax	4	(440)	(203)
Net realized (gains) / losses reclassified to the income statement from equity	1	1	(9)
Reclassification of financial assets to Other financial assets measured at amortized cost		449
Income tax relating to net unrealized gains / (losses)	0	(3)	55
Subtotal financial assets measured at fair value through other comprehensive income, net of tax	5	6	(157)
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of derivative instruments designated as cash flow hedges, before tax	(36)	(5,758)	(992)
Net (gains) / losses reclassified to the income statement from equity	1,745	(159)	(1,073)
Income tax relating to cash flow hedges	(309)	1,124	390
Subtotal cash flow hedges, net of tax	1,400	(4,793)	(1,675)
Cost of hedging
Cost of hedging, before tax	(19)	45	(32)
Income tax relating to cost of hedging	0	0	6
Subtotal cost of hedging, net of tax	(19)	45	(26)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	(103)	40	133
Income tax relating to defined benefit plans	(33)	41	(31)
Subtotal defined benefit plans, net of tax	(136)	81	102
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	(861)	867	46
Income tax relating to own credit on financial liabilities designated at fair value	71	(71)	0
Subtotal own credit on financial liabilities designated at fair value, net of tax	(790)	796	46
Total comprehensive income
Total other comprehensive income	1,308	(4,383)	(2,220)
Total other comprehensive income that may be reclassified to the income statement, net of tax	2,235	(5,260)	(2,368)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(927)	877	148
Total comprehensive income	4,598	2,701	4,813
Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	25	32	29
Total comprehensive income
Total other comprehensive income	2	(14)	(16)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	2	(14)	(16)
Total comprehensive income	$ 27	$ 18	$ 13